Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	¥ 5,390,324		¥ 3,653,914	¥ 3,474,364	$ 851,633	$ 577,292	¥ 2,291,345
Restricted cash	54,809		36,000		8,659
Bills receivables	12,150		0		1,920
People's Republic of China [Member]
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	67,238		26,437		10,623
Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Capital commitment	30,000	$ 4,740	10,982
Copthorne Hotel Qingdao Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Reversal of impairment				¥ 21,900
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	199,925		99,014
Y & C Engine Co., Ltd. [Member] | Outstanding Bills Receivables Discounted With Banks by Retain Recourse Obligation [Member]
Disclosure of joint ventures [Line Items]
Share of outstanding bills receivables	0		1,440		0
Y & C Engine Co., Ltd. [Member] | Outstanding Bills Receivables Endorsed To Suppliers by Retain Recourse Obligation [Member]
Disclosure of joint ventures [Line Items]
Share of outstanding bills receivables	23,288		5,113		3,679
Joint Ventures [Member]
Disclosure of joint ventures [Line Items]
Cash and cash equivalents	312,980		99,014		49,449
Restricted trade receivables	6,766		34,403		1,069
Restricted cash	¥ 80,452		¥ 18,119		$ 12,711